Lease Arrangements - Right of Use Assets - Carrying Amounts and Depreciation Charge (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 528,751		$ 727,866
Additions to right-of-use-assets		$ 882,670
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	528,751		$ 727,866
Depreciation charge for right-of-use assets	$ 199,115	$ 201,411